Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Apr. 30, 2026	Apr. 30, 2026	Apr. 30, 2026
C000089555
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000089552
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	14.54%	5.34%	7.25%
C000089554
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	19.63%	5.80%	7.31%
C000123113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000020336
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000020333
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	(0.82%)	(1.00%)	0.99%
C000020335
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	2.10%	(0.85%)	0.84%
C000120078
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000020337
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000064993
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	27.02%	(1.35%)	11.18%
C000205249
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000064995
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000019957
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	16.05%	8.08%	10.87%
C000176621
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000019962
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000020321
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	17.38%	5.41%	4.57%
C000176626
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000176627
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000020212
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	21.32%	1.14%	9.48%
C000150667
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000064972
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000020236
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	25.31%	5.70%	9.45%
C000176624
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000092788
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000230176
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Administrator Class
C000176113
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	23.48%	8.46%	11.84%
C000176114
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	29.09%	8.93%	11.90%
C000205242
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000176111
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	10.27%	3.44%	5.63%
C000176112
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	15.12%	3.92%	5.69%
C000205241
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000176107
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	16.47%	6.01%	9.10%
C000176108
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	21.66%	6.46%	9.18%
C000205239
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000176116
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	4.94%	1.13%	3.14%
C000176115
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	9.50%	1.58%	3.18%
C000205245
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000176109
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	14.15%	5.06%	7.65%
C000176110
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	19.19%	5.53%	7.71%
C000205240
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
C000110554
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Load
Average Annual Return, Percent	18.40%	5.97%	4.88%
C000110555
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C with Load
Average Annual Return, Percent	23.64%	6.45%	4.92%
C000150671
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000123115
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Class
Without Sales Load [Member] | C000089555
Average Annual Return [Line Items]
Average Annual Return, Percent	21.74%	6.99%	8.27%
Without Sales Load [Member] | C000089552
Average Annual Return [Line Items]
Average Annual Return, Percent	21.54%	6.60%	7.89%
Without Sales Load [Member] | C000089554
Average Annual Return [Line Items]
Average Annual Return, Percent	20.63%	5.80%	7.31%
Without Sales Load [Member] | C000123113
Average Annual Return [Line Items]
Average Annual Return, Percent	21.94%	6.94%	8.25%
Without Sales Load [Member] | C000020336
Average Annual Return [Line Items]
Average Annual Return, Percent	3.92%	(0.05%)	1.52%
Without Sales Load [Member] | C000020333
Average Annual Return [Line Items]
Average Annual Return, Percent	3.88%	(0.09%)	1.46%
Without Sales Load [Member] | C000020335
Average Annual Return [Line Items]
Average Annual Return, Percent	3.10%	(0.85%)	0.84%
Without Sales Load [Member] | C000120078
Average Annual Return [Line Items]
Average Annual Return, Percent	4.26%	0.29%	1.86%
Without Sales Load [Member] | C000020337
Average Annual Return [Line Items]
Average Annual Return, Percent	4.20%	0.24%	1.81%
Without Sales Load [Member] | C000064993
Average Annual Return [Line Items]
Average Annual Return, Percent	34.77%	(0.17%)	11.84%
Without Sales Load [Member] | C000205249
Average Annual Return [Line Items]
Average Annual Return, Percent	35.42%	0.24%	12.34%
Without Sales Load [Member] | C000064995
Average Annual Return [Line Items]
Average Annual Return, Percent	35.17%	0.17%	12.26%
Without Sales Load [Member] | C000019957
Average Annual Return [Line Items]
Average Annual Return, Percent	23.11%	9.36%	11.53%
Without Sales Load [Member] | C000176621
Average Annual Return [Line Items]
Average Annual Return, Percent	23.58%	9.80%	11.98%
Without Sales Load [Member] | C000019962
Average Annual Return [Line Items]
Average Annual Return, Percent	23.34%	9.68%	11.88%
Without Sales Load [Member] | C000020321
Average Annual Return [Line Items]
Average Annual Return, Percent	22.91%	6.39%	5.05%
Without Sales Load [Member] | C000176626
Average Annual Return [Line Items]
Average Annual Return, Percent	23.47%	6.81%	5.46%
Without Sales Load [Member] | C000176627
Average Annual Return [Line Items]
Average Annual Return, Percent	23.31%	6.72%	5.39%
Without Sales Load [Member] | C000020212
Average Annual Return [Line Items]
Average Annual Return, Percent	28.72%	2.34%	10.13%
Without Sales Load [Member] | C000150667
Average Annual Return [Line Items]
Average Annual Return, Percent	29.25%	2.77%	10.60%
Without Sales Load [Member] | C000064972
Average Annual Return [Line Items]
Average Annual Return, Percent	29.12%	2.68%	10.52%
Without Sales Load [Member] | C000020236
Average Annual Return [Line Items]
Average Annual Return, Percent	32.92%	6.95%	10.10%
Without Sales Load [Member] | C000176624
Average Annual Return [Line Items]
Average Annual Return, Percent	33.42%	7.35%	10.54%
Without Sales Load [Member] | C000092788
Average Annual Return [Line Items]
Average Annual Return, Percent	33.28%	7.25%	10.44%
Without Sales Load [Member] | C000230176
Average Annual Return [Line Items]
Average Annual Return, Percent	31.13%	9.83%	12.59%
Without Sales Load [Member] | C000176113
Average Annual Return [Line Items]
Average Annual Return, Percent	31.02%	9.75%	12.50%
Without Sales Load [Member] | C000176114
Average Annual Return [Line Items]
Average Annual Return, Percent	30.09%	8.93%	11.90%
Without Sales Load [Member] | C000205242
Average Annual Return [Line Items]
Average Annual Return, Percent	31.46%	10.10%	12.79%
Without Sales Load [Member] | C000176111
Average Annual Return [Line Items]
Average Annual Return, Percent	17.00%	4.67%	6.26%
Without Sales Load [Member] | C000176112
Average Annual Return [Line Items]
Average Annual Return, Percent	16.12%	3.92%	5.69%
Without Sales Load [Member] | C000205241
Average Annual Return [Line Items]
Average Annual Return, Percent	17.33%	5.01%	6.53%
Without Sales Load [Member] | C000176107
Average Annual Return [Line Items]
Average Annual Return, Percent	23.58%	7.28%	9.75%
Without Sales Load [Member] | C000176108
Average Annual Return [Line Items]
Average Annual Return, Percent	22.66%	6.46%	9.18%
Without Sales Load [Member] | C000205239
Average Annual Return [Line Items]
Average Annual Return, Percent	23.92%	7.61%	10.01%
Without Sales Load [Member] | C000176116
Average Annual Return [Line Items]
Average Annual Return, Percent	11.34%	2.34%	3.75%
Without Sales Load [Member] | C000176115
Average Annual Return [Line Items]
Average Annual Return, Percent	10.50%	1.58%	3.18%
Without Sales Load [Member] | C000205245
Average Annual Return [Line Items]
Average Annual Return, Percent	11.61%	2.66%	3.99%
Without Sales Load [Member] | C000176109
Average Annual Return [Line Items]
Average Annual Return, Percent	21.11%	6.31%	8.29%
Without Sales Load [Member] | C000176110
Average Annual Return [Line Items]
Average Annual Return, Percent	20.19%	5.53%	7.71%
Without Sales Load [Member] | C000205240
Average Annual Return [Line Items]
Average Annual Return, Percent	21.45%	6.66%	8.55%
Without Sales Load [Member] | C000110554
Average Annual Return [Line Items]
Average Annual Return, Percent	25.59%	7.24%	5.51%
Without Sales Load [Member] | C000110555
Average Annual Return [Line Items]
Average Annual Return, Percent	24.64%	6.45%	4.92%
Without Sales Load [Member] | C000150671
Average Annual Return [Line Items]
Average Annual Return, Percent	26.15%	7.70%	5.98%
Without Sales Load [Member] | C000123115
Average Annual Return [Line Items]
Average Annual Return, Percent	26.09%	7.64%	5.90%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: Russell 3000® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	31.01%	11.91%	14.75%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	31.00%	10.68%	12.25%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	31.00%	10.68%	12.25%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	31.00%	10.68%	12.25%
ALLSPRING Index: MSCI ACWI Index (Net)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI Index (Net)
Average Annual Return, Percent	31.00%	10.68%	12.25%
ALLSPRING Index: Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Asset Allocation Blended Index
Average Annual Return, Percent	21.43%	7.22%	8.99%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Asset Allocation Blended Index
Average Annual Return, Percent	21.43%	7.22%	8.99%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Asset Allocation Blended Index
Average Annual Return, Percent	21.43%	7.22%	8.99%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Asset Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Asset Allocation Blended Index
Average Annual Return, Percent	21.43%	7.22%	8.99%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	42.64%	4.00%	11.19%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	42.64%	4.00%	11.19%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	42.64%	4.00%	11.19%
ALLSPRING Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	29.25%	10.29%	11.22%
ALLSPRING Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	29.25%	10.29%	11.22%
ALLSPRING Index: Russell 1000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	29.25%	10.29%	11.22%
ALLSPRING Index: Real Return Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Return Blended Index
Average Annual Return, Percent	14.14%	4.46%	4.27%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Real Return Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Return Blended Index
Average Annual Return, Percent	14.14%	4.46%	4.27%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Real Return Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Real Return Blended Index
Average Annual Return, Percent	14.14%	4.46%	4.27%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	42.64%	4.00%	11.19%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	42.64%	4.00%	11.19%
ALLSPRING Index: Russell 2000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Growth Index
Average Annual Return, Percent	42.64%	4.00%	11.19%
ALLSPRING Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	46.34%	7.33%	10.39%
ALLSPRING Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	46.34%	7.33%	10.39%
ALLSPRING Index: Russell 2000® Value Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Value Index
Average Annual Return, Percent	46.34%	7.33%	10.39%
ALLSPRING Index: Spectrum Aggressive Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Aggressive Growth Blended Index
Average Annual Return, Percent	31.52%	10.96%	13.12%
ALLSPRING Index: Spectrum Aggressive Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Aggressive Growth Blended Index
Average Annual Return, Percent	31.52%	10.96%	13.12%
ALLSPRING Index: Spectrum Aggressive Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Aggressive Growth Blended Index
Average Annual Return, Percent	31.52%	10.96%	13.12%
ALLSPRING Index: Spectrum Aggressive Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Aggressive Growth Blended Index
Average Annual Return, Percent	31.52%	10.96%	13.12%
ALLSPRING Index: Spectrum Conservative Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Conservative Growth Blended Index
Average Annual Return, Percent	13.59%	4.39%	6.16%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Spectrum Conservative Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Conservative Growth Blended Index
Average Annual Return, Percent	13.59%	4.39%	6.16%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Spectrum Conservative Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Conservative Growth Blended Index
Average Annual Return, Percent	13.59%	4.39%	6.16%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Spectrum Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Growth Blended Index
Average Annual Return, Percent	20.72%	7.30%	9.62%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Spectrum Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Growth Blended Index
Average Annual Return, Percent	20.72%	7.30%	9.62%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Spectrum Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Growth Blended Index
Average Annual Return, Percent	20.72%	7.30%	9.62%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Spectrum Income Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Income Allocation Blended Index
Average Annual Return, Percent	8.47%	2.25%	3.85%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Spectrum Income Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Income Allocation Blended Index
Average Annual Return, Percent	8.47%	2.25%	3.85%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Spectrum Income Allocation Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Income Allocation Blended Index
Average Annual Return, Percent	8.47%	2.25%	3.85%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Spectrum Moderate Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Moderate Growth Blended Index
Average Annual Return, Percent	17.70%	6.11%	8.12%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Spectrum Moderate Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Moderate Growth Blended Index
Average Annual Return, Percent	17.70%	6.11%	8.12%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Spectrum Moderate Growth Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Spectrum Moderate Growth Blended Index
Average Annual Return, Percent	17.70%	6.11%	8.12%
ALLSPRING Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	4.06%	0.18%	1.67%
ALLSPRING Index: Absolute Return Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Absolute Return Blended Index
Average Annual Return, Percent	12.62%	4.56%	5.98%
ALLSPRING Index: Bloomberg Global Aggregate Index Hedged (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index Hedged (USD)
Average Annual Return, Percent	2.79%	0.82%	2.06%
ALLSPRING Index: Absolute Return Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Absolute Return Blended Index
Average Annual Return, Percent	12.62%	4.56%	5.98%
ALLSPRING Index: Bloomberg Global Aggregate Index Hedged (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index Hedged (USD)
Average Annual Return, Percent	2.79%	0.82%	2.06%
ALLSPRING Index: Absolute Return Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Absolute Return Blended Index
Average Annual Return, Percent	12.62%	4.56%	5.98%
ALLSPRING Index: Bloomberg Global Aggregate Index Hedged (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index Hedged (USD)
Average Annual Return, Percent	2.79%	0.82%	2.06%
ALLSPRING Index: Absolute Return Blended Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Absolute Return Blended Index
Average Annual Return, Percent	12.62%	4.56%	5.98%
ALLSPRING Index: Bloomberg Global Aggregate Index Hedged (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Global Aggregate Index Hedged (USD)
Average Annual Return, Percent	2.79%	0.82%	2.06%